Stockholders' Deficit (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Common stock, shares authorized	599,999,000		599,999,000	599,999,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	358,525,256		108,525,256	108,525,256
Common stock, shares outstanding	358,525,256		108,525,256	108,525,256
Preferred stock, shares authorized	1,000		1,000	1,000
Preferred, par value	$ 0.001		$ 0.001	$ 0.001
Preferred, shares issued	1,000		1,000	0
Preferred, shares outstanding	1,000		1,000	0
Barbara McIntyre Bauman [Member]
Preferred stock voting rights	The Series A Preferred Stock entitle holder to 1,000,000 votes per share on all shareholder matters and has no conversion rights.
Series A Preferred Stock [Member] | Barbara McIntyre Bauman [Member]
Stock issued during the period		1,000	1,000
Repayment of the related party debt		$ 540	$ 540
Preferred stock voting rights			The holder of Series A Preferred shall be entitled to 1,000,000 votes per share.